UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Aerospace & Defense - 0.8%	DRS Technologies, Inc., 6.875%, 11/01/13	USD	80	$79,400
	DRS Technologies, Inc., 7.625%, 2/01/18		80	79,400
	Hexcel Corp., 6.75%, 2/01/15		70	53,200
	Honeywell International, Inc., 5.70%, 3/15/37		915	820,727
	United Technologies Corp., 4.875%, 5/01/15		1,250	1,231,784
				2,264,511
Air Freight & Logistics - 0.6%	Park -Ohio Industries, Inc., 8.375%, 11/15/14		165	67,650
	United Parcel Service, Inc., 6.20%, 1/15/38		1,710	1,654,008
				1,721,658
Airlines - 0.0%	American Airlines, Inc. Series 99-1, 7.324%,
	4/15/11		120	105,600
Auto Components - 0.0%	Lear Corp., 8.75%, 12/01/16		270	58,050
Biotechnology - 0.4%	Amgen, Inc. Series WI, 2.889%, 11/28/08 (a)		1,325	1,325,000
Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13		230	128,800
	Momentive Performance Materials, Inc.,
	11.50%, 12/01/16		245	64,925
				193,725
Capital Markets - 1.8%	Credit Suisse (USA) Inc., 6.125%, 11/15/11 (b)		700	684,874
	Credit Suisse (USA) Inc., 7.125%, 7/15/32		1,000	942,257
	The Goldman Sachs Group, Inc., 6.60%, 1/15/12		1,000	934,387
	Lehman Brothers Holdings, Inc., 5.625%,
	1/24/13(c)(d)		1,415	141,500
	Lehman Brothers Holdings, Inc., 4.80%,
	3/13/14(c)(d)		100	10,000
	Lehman Brothers Holdings, Inc., 6.50%,
	7/19/17 (c)(d)		225	22
	Lehman Brothers Holdings, Inc., 4.519%,
	9/15/22 (a)(c)(d)		575	51,750
	Lehman Brothers Holdings, Inc. Series MTN,
	7%, 9/27/27 (c)(d)		550	55,000
	Morgan Stanley, 6.25%, 8/28/17 (e)		900	736,192
	UBS AG Series DPNT, 5.875%, 12/20/17 (e)		1,925	1,671,901
				5,227,883
Chemicals - 0.5%	American Pacific Corp., 9%, 2/01/15		280	243,600
	Ames True Temper, Inc., 8.753%, 1/15/12 (a)		720	374,400
	Innophos, Inc., 8.875%, 8/15/14		975	828,750
	Key Plastics LLC, 0%, 3/15/13 (c)(d)(f)		565	28,250
				1,475,000
Commercial Banks - 2.7%	DEPFA ACS Bank, 5.125%, 3/16/37 (f)		4,150	3,977,609
	HSBC Finance Corp., 6.50%, 5/02/36		1,275	1,071,005
	Wells Fargo & Co., 4.625%, 8/09/10 (e)		1,000	1,001,835
	Wells Fargo Bank NA, 7.55%, 6/21/10 (e)		2,000	2,078,824
				8,129,273
Commercial Services &	Casella Waste Systems, Inc., 9.75%, 2/01/13		2,250	1,957,500
Supplies - 1.2%	DI Finance Series B, 9.50%, 2/15/13		679	577,150
	Sally Holdings LLC, 10.50%, 11/15/16		136	78,880
	Waste Services, Inc., 9.50%, 4/15/14		600	456,000
	West Corp., 11%, 10/15/16		1,210	520,300
				3,589,830

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Communications Equipment - 0.1%	Nortel Networks Ltd., 9.003%, 7/15/11 (a)	USD	855	$277,875
Computers & Peripherals - 1.2%	International Business Machines Corp., 8%,
	10/15/38		3,100	3,443,629
Consumer Finance - 0.1%	SLM Corp. Series A, 3.835%, 1/27/14 (a)		600	316,668
Containers & Packaging - 0.2%	Crown Americas LLC, 7.75%, 11/15/15		150	135,750
	Impress Holdings BV, 7.878%, 9/15/13 (a)(f)		330	198,825
	Pregis Corp., 12.375%, 10/15/13		535	294,250
				628,825
Diversified Financial	Bank of America Corp., 7.80%, 2/15/10 (e)		2,450	2,483,205
Services - 3.5%	Bank of America Corp., 6%, 9/01/17		1,795	1,698,357
	Bank of America NA, 6.10%, 6/15/17 (e)		1,975	1,825,826
	Citigroup, Inc., 4.125%, 2/22/10 (b)		1,500	1,435,452
	Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (a)		120	52,800
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		380	163,897
	General Electric Capital Corp., 6.75%, 3/15/32		3,000	2,723,094
				10,382,631
Diversified Telecommunication	BellSouth Telecommunications, Inc., 6.207%,
Services - 4.0%	12/15/95 (g)		1,700	545,858
	Cincinnati Bell, Inc., 7.25%, 7/15/13		470	385,400
	Deutsche Telekom International Finance BV,
	5.75%, 3/23/16		325	282,417
	Qwest Communications International, Inc.,
	7.50%, 2/15/14		35	22,750
	Qwest Communications International, Inc.
	Series B, 7.50%, 2/15/14		20	13,000
	Qwest Corp., 5.246%, 6/15/13 (a)		375	262,500
	Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	3,193,750
	Telefonica Emisiones SAU, 7.045%, 6/20/36		1,000	827,654
	Verizon Communications, Inc., 6.40%, 2/15/38		2,100	1,701,725
	Verizon Communications, Inc., 8.95%, 3/01/39		1,125	1,154,233
	Verizon Global Funding Corp., 7.75%, 6/15/32		575	505,017
	Verizon Maryland, Inc. Series A, 6.125%, 3/01/12 (e)		1,355	1,256,092
	Verizon Maryland, Inc. Series B, 5.125%, 6/15/33		540	339,739
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13		750	655,868
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (f)		360	295,200
	Windstream Corp., 8.125%, 8/01/13		410	338,250
	Windstream Corp., 8.625%, 8/01/16		250	195,000
				11,974,453
Electric Utilities - 4.0%	Duke Energy Carolinas LLC, 6.10%, 6/01/37		325	287,177
	Duke Energy Carolinas LLC, 6%, 1/15/38		850	778,905
	E.ON International Finance BV, 6.65%,
	4/30/38 (f)		1,575	1,374,707
	EDP Finance BV, 6%, 2/02/18 (f)		1,250	1,063,271
	Edison Mission Energy, 7.50%, 6/15/13		130	105,950
	Elwood Energy LLC, 8.159%, 7/05/26		170	124,670
	Florida Power & Light Co., 4.95%, 6/01/35		575	486,467
	Florida Power Corp., 6.35%, 9/15/37		1,450	1,384,899
	Florida Power Corp., 6.40%, 6/15/38		800	768,970
	Midwest Generation LLC Series B, 8.56%, 1/02/16		83	74,297

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	PacifiCorp., 6.25%, 10/15/37	USD	650	$600,917
	Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,272,303
	Southern California Edison Co., 5.625%, 2/01/36		675	611,734
	Southern California Edison Co. Series 05-E,
	5.35%, 7/15/35		150	130,789
	Southern California Edison Co. Series 08-A,
	5.95%, 2/01/38		1,100	1,041,373
	The Toledo Edison Co., 6.15%, 5/15/37		350	257,830
	Virginia Electric and Power Co., 8.875%, 11/15/38		1,550	1,683,870
				12,048,129
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16		1,280	576,000
Instruments - 0.2%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas,
Services - 0.6%	7.50%, 5/15/15		60	39,000
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17		100	61,375
	North American Energy Partners, Inc., 8.75%,
	12/01/11		85	63,750
	Transocean, Inc., 6.80%, 3/15/38		1,175	998,593
	Weatherford International, Inc., 6.80%,
	6/15/37		625	463,711
				1,626,429
Food & Staples Retailing - 1.3%	CVS Caremark Corp., 6.25%, 6/01/27		850	683,308
	Rite Aid Corp., 7.50%, 3/01/17		560	319,200
	Wal-Mart Stores, Inc., 6.50%, 8/15/37		1,975	1,924,685
	Wal-Mart Stores, Inc., 6.20%, 4/15/38		850	813,470
				3,740,663
Food Products - 0.5%	Kraft Foods, Inc., 7%, 8/11/37		1,670	1,488,073
Gas Utilities - 0.1%	Targa Resources, Inc., 8.50%, 11/01/13		360	198,000
Health Care Equipment &	DJO Finance LLC, 10.875%, 11/15/14		1,530	1,116,900
Supplies - 0.4%
Health Care Providers &	Tenet Healthcare Corp., 6.50%, 6/01/12		1,640	1,197,200
Services - 0.4%
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		350	210,875
Leisure - 0.2%	Gaylord Entertainment Co., 6.75%, 11/15/14		250	135,000
	Greektown Holdings, LLC, 10.75%,
	12/01/13 (c)(d)(f)		305	62,525
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12		290	194,300
	Wynn Las Vegas LLC, 6.625%, 12/01/14		25	17,687
				620,387
Household Durables - 0.3%	Irwin Land LLC Series A-1, 5.03%, 12/15/25		575	431,399
	Irwin Land LLC Series A-2, 5.30%, 12/15/35		780	562,552
				993,951
Household Products - 0.3%	Kimberly-Clark, Corp., 6.625%, 8/01/37		975	945,127
IT Services - 0.5%	iPayment, Inc., 9.75%, 5/15/14		270	183,600
	iPayment Investors LP, 12.75%, 7/15/14 (e)(h)		994	975,622
	SunGard Data Systems, Inc., 9.125%, 8/15/13		195	151,125
				1,310,347

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Independent Power Producers &	NRG Energy, Inc., 7.25%, 2/01/14	USD	50	$40,750
Energy Traders - 0.0%
Industrial Conglomerates - 0.2%	Sequa Corp., 11.75%, 12/01/15 (f)		760	334,400
	Sequa Corp., 13.50%, 12/01/15 (f)(h)		786	334,883
				669,283
Insurance - 1.8%	Chubb Corp., 6%, 5/11/37		1,415	1,134,867
	Hartford Life Global Funding Trusts, 2.166%,
	9/15/09 (a)		1,020	931,502
	MetLife, Inc., 5.70%, 6/15/35		1,200	826,032
	Monument Global Funding Ltd., 1.22%,
	6/16/10 (a)(e)		1,990	1,869,798
	Prudential Financial, Inc., 5.70%, 12/14/36		950	567,965
				5,330,164
Machinery - 0.3%	AGY Holding Corp., 11%, 11/15/14		400	240,000
	Accuride Corp., 8.50%, 2/01/15		305	109,800
	Sunstate Equipment Co. LLC, 10.50%,
	4/01/13 (f)		1,050	598,500
				948,300
Marine - 0.3%	Nakilat, Inc. Series A, 6.067%, 12/31/33 (f)		1,100	780,692
	Navios Maritime Holdings, Inc., 9.50%,
	12/15/14		188	112,800
				893,492
Media - 5.0%	Affinion Group, Inc., 10.125%, 10/15/13		740	506,900
	CMP Susquehanna Corp., 9.875%, 5/15/14		690	122,475
	Cablevision Systems Corp. Series B, 8.334%,
	4/01/09 (a)		161	157,377
	Charter Communications Holdings II, LLC,
	10.25%, 9/15/10		1,195	606,462
	Charter Communications Holdings II, LLC
	Series B, 10.25%, 9/15/10		180	85,500
	Comcast Cable Communications Holdings,
	Inc., 8.375%, 3/15/13		1,415	1,413,350
	Comcast Cable Communications LLC, 6.75%,
	1/30/11		1,000	987,078
	DirecTV Holdings LLC, 8.375%, 3/15/13		140	128,800
	EchoStar DBS Corp., 7%, 10/01/13		48	36,000
	EchoStar DBS Corp., 7.125%, 2/01/16		75	53,250
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		977	459,190
	Network Communications, Inc., 10.75%, 12/01/13		195	64,350
	News America Holdings, Inc., 8.45%, 8/01/34		2,475	2,408,111
	News America Holdings, Inc., 8.15%, 10/17/36		145	126,407
	Nielsen Finance LLC, 10%, 8/01/14		1,100	792,000
	R.H. Donnelley Corp., 11.75%, 5/15/15 (f)		34	9,010
	Rainbow National Services LLC, 8.75%,
	9/01/12 (f)		225	198,000
	Rainbow National Services LLC, 10.375%,
	9/01/14 (f)		1,070	925,550
	TCI Communications, Inc., 8.75%, 8/01/15		1,495	1,520,330
	TL Acquisitions, Inc., 10.50%, 1/15/15 (f)		1,410	761,400

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Time Warner Cable, Inc., 6.55%, 5/01/37	USD	800	$615,555
	Time Warner Cable, Inc., 7.30%, 7/01/38		1,925	1,605,242
	Time Warner Cos., Inc., 7.57%, 2/01/24		1,635	1,400,960
				14,983,297
Metals & Mining - 1.4%	AK Steel Corp., 7.75%, 6/15/12		1,115	783,287
	Falconbridge Ltd., 6%, 10/15/15		600	479,809
	Falconbridge Ltd., 6.20%, 6/15/35		1,550	943,274
	Freeport-McMoRan Copper & Gold, Inc.,
	7.084%, 4/01/15 (a)		660	396,000
	Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17		1,225	869,750
	Teck Cominco Ltd., 6.125%, 10/01/35		1,570	820,995
				4,293,115
Multi-Utilities - 0.6%	DTE Energy Co., 6.35%, 6/01/16		450	386,788
	Energy East Corp., 6.75%, 7/15/36		1,675	1,258,930
				1,645,718
Oil, Gas & Consumable	Anadarko Petroleum Corp., 6.45%, 9/15/36		2,625	2,031,564
Fuels - 5.1%	Berry Petroleum Co., 8.25%, 11/01/16		160	100,800
	Burlington Resources Finance Co., 7.40%,
	12/01/31 (e)		950	917,514
	Canadian Natural Resources, Ltd., 6.50%, 2/15/37		430	332,753
	Canadian Natural Resources, Ltd., 6.25%, 3/15/38		500	369,799
	Canadian Natural Resources, Ltd., 6.75%, 2/01/39		950	752,991
	Chaparral Energy, Inc., 8.50%, 12/01/15		380	140,600
	Chesapeake Energy Corp., 6.375%, 6/15/15		175	122,500
	Compton Petroleum Finance Corp., 7.625%,
	12/01/13		90	36,900
	Conoco Funding Co., 7.25%, 10/15/31		150	145,590
	ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	127,255
	ConocoPhillips Holding Co., 6.95%, 4/15/29 (e)		700	665,629
	Devon Energy Corp., 7.95%, 4/15/32		650	646,489
	EXCO Resources, Inc., 7.25%, 1/15/11		435	334,950
	EnCana Corp., 6.50%, 8/15/34		70	53,963
	EnCana Corp., 6.625%, 8/15/37		775	602,571
	EnCana Corp., 6.50%, 2/01/38		675	514,876
	Encore Acquisition Co., 6%, 7/15/15		50	33,000
	MidAmerican Energy Co., 5.80%, 10/15/36		800	633,916
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		950	728,111
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37		2,115	1,769,204
	Nexen, Inc., 6.40%, 5/15/37		600	433,641
	OPTI Canada, Inc., 8.25%, 12/15/14		490	191,100
	Sabine Pass LNG LP, 7.50%, 11/30/16		350	241,500
	Suncor Energy, Inc., 6.50%, 6/15/38		400	293,854
	Valero Energy Corp., 6.625%, 6/15/37		550	412,194
	Whiting Petroleum Corp., 7.25%, 5/01/12		40	30,400
	Whiting Petroleum Corp., 7.25%, 5/01/13		375	266,250
	XTO Energy, Inc., 6.75%, 8/01/37		2,125	1,746,744
	XTO Energy, Inc., 6.375%, 6/15/38		925	721,600
				15,398,258

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Paper & Forest Products - 0.1%	Bowater, Inc., 4.996%, 3/15/10 (a)	USD	90	$29,700
	Domtar Corp., 7.125%, 8/15/15		80	54,400
	NewPage Corp., 10%, 5/01/12		485	261,900
				346,000
Pharmaceuticals - 1.3%	Schering-Plough Corp., 6.55%, 9/15/37		1,250	1,103,469
	Teva Pharmaceutical Finance LLC, 6.15%,
	2/01/36		1,475	1,267,448
	Wyeth, 5.95%, 4/01/37		1,775	1,617,249
				3,988,166
Professional Services - 0.0%	FTI Consulting, Inc., 7.75%, 10/01/16		125	107,500
Real Estate Investment Trusts	AvalonBay Communities, Inc., 6.625%, 9/15/11		1,000	805,317
(REITs) - 0.3%
Road & Rail - 0.3%	Canadian National Railway Co., 6.375%, 10/15/11 (e)		1,000	1,004,905
Software - 0.7%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(f)(h)		120	45,619
	Oracle Corp., 5.75%, 4/15/18 (b)(e)		2,300	2,155,657
				2,201,276
Specialty Retail - 0.3%	AutoNation, Inc., 6.753%, 4/15/13 (a)		85	53,975
	AutoNation, Inc., 7%, 4/15/14		170	110,500
	General Nutrition Centers, Inc., 7.584%,
	3/15/14 (a)(h)		500	285,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15		450	258,750
	Lazy Days' R.V. Center, Inc., 11.75%,
	5/15/12		357	55,335
	Michaels Stores, Inc., 10%, 11/01/14		435	137,025
	Michaels Stores, Inc., 11.375%, 11/01/16		150	33,000
				933,585
Textiles, Apparel & Luxury	Quiksilver, Inc., 6.875%, 4/15/15		250	92,500
Goods - 0.0%
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14		105	83,344
Services - 1.2%	Digicel Group Ltd., 8.875%, 1/15/15 (f)		270	139,050
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	65,600
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (f)		935	677,875
	Rogers Communications, Inc., 7.50%,
	8/15/38		1,175	1,045,570
	Sprint Capital Corp., 6.875%, 11/15/28		930	455,700
	Sprint Capital Corp., 8.75%, 3/15/32		350	182,000
	Vodafone Group Plc, 7.75%, 2/15/10		1,000	997,430
				3,646,569
	Total Corporate Bonds - 44.9%			134,304,012
	Asset-Backed Securities
	Ameriquest Mortgage Securities, Inc. Series
	2004-R11 Class A1, 1.698%, 11/25/34 (a)		1,103	858,865
	Chase Issuance Trust Series 2007-A17 Class A,
	5.12%, 10/15/14		2,600	2,357,673
	Chase Issuance Trust Series 2008-A9 Class A9,
	4.26%, 5/15/13		2,605	2,377,704
	Chase Manhattan Auto Owner Trust Series 2005-
	B Class A4, 4.88%, 6/15/12		2,091	2,074,828

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
Citibank Omni Master Trust Series 2007-A9A
Class A9, 2.514%, 12/23/13 (a)	USD	2,795	$2,668,781
Daimler Chrysler Auto Trust Series 2006-A
Class A3, 5%, 5/08/10		575	571,980
Ford Credit Auto Owner Trust Series 2006-A
Class A3, 5.05%, 3/15/10		419	417,935
Harley-Davidson Motorcycle Trust Series 2005-
2 Class A2, 4.07%, 2/15/12		1,435	1,390,155
Home Equity Asset Trust Series 2007-2 Class
2A1, 1.505%, 7/25/37 (a)		751	657,010
JPMorgan Mortgage Acquisition Corp. Series
2007-CH5 Class A3, 1.505%, 6/25/37 (a)		3,730	3,051,140
MBNA Credit Card Master Note Trust Series
2006-A1 Class A1, 4.90%, 7/15/11 (f)		3,075	3,062,360
Morgan Stanley ABS Capital I Series 2006-HE5
Class A2A, 1.465%, 8/25/36 (a)		65	64,570
SLM Student Loan Trust Series 2008-5 Class A2,
4.635%, 10/25/16 (a)		3,300	3,177,596
SLM Student Loan Trust Series 2008-5 Class A3,
4.835%, 1/25/18 (a)		840	761,877
SLM Student Loan Trust Series 2008-5 Class A4,
5.235%, 7/25/23 (a)		2,250	2,017,244
Small Business Administration Participation
Certificates Series 1996-20K Class 1, 6.95%, 11/01/16		535	551,972
Sterling Bank Trust Series 2004-2 Class Note,
2.081%, 3/30/30 (i)		7,673	446,018
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (i)		9,987	670,995
USAA Auto Owner Trust Series 2006-1 Class A3,
5.01%, 9/15/10 (f)		545	542,925
Wachovia Auto Owner Trust Series 2006-A
Class A4, 5.38%, 3/20/13		2,275	2,116,638
Total Asset-Backed Securities - 10.0%			29,838,266
Foreign Government Obligations
France Government Bond, 3.15%, 7/25/32	EUR	603	810,325
Total Foreign Government Obligations - 0.3%			810,325
U.S. Government Agency Mortgage-Backed
Securities
Fannie Mae Guaranteed Pass-Through
Certificates:
5.00%, 7/01/35 - 12/15/38 (j)(k)	USD	14,927	15,037,977
5.50%, 12/01/13 - 1/15/39 (b)(k)		74,778	76,062,628
6.00%, 3/01/16 - 12/15/38		5,848	5,979,932
7.00%, 2/01/24 - 8/01/36		76	79,612
Freddie Mac Mortgage Participation
Certificates, 6.00%, 12/15/38 (k)		600	612,937
Ginnie Mae MBS Certificates,
8.00%, 4/15/24 - 6/15/25		94	100,940
Total U.S. Government Agency Mortgage-
Backed Securities - 32.7%			97,874,026

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed
Securities-Collateralized Mortgage		Par
Obligations		(000)	Value
Fannie Mae Trust Series G-7 Class S, 116.20%,
3/25/21 (a)	USD	- (l)	$3,017
Fannie Mae Trust Series G-10 Class S, 0.575%,
5/25/21 (i)		388	8,966
Fannie Mae Trust Series G-12 Class S, 0.608%,
5/25/21 (i)		323	6,557
Fannie Mae Trust Series G-17 Class S, 0.58%,
6/25/21 (i)		200	4,251
Fannie Mae Trust Series G-33 Class PV,
1.078%, 10/25/21 (i)		259	6,224
Fannie Mae Trust Series G-46 Class H, 1.043%,
12/25/09 (i)		485	1,686
Fannie Mae Trust Series G-49 Class S,
885.30%, 12/25/21 (a)		- (l)	1,606
Fannie Mae Trust Series G92-5 Class H, 9%,
1/25/22 (i)		63	12,344
Fannie Mae Trust Series 7 Class 2, 8.50%,
4/01/17 (i)		4	687
Fannie Mae Trust Series 89 Class 2, 8%,
10/01/18 (i)		8	1,372
Fannie Mae Trust Series 94 Class 2, 9.50%,
8/01/21 (i)		2	557
Fannie Mae Trust Series 203 Class 1, 0%,
2/01/23 (m)		16	13,935
Fannie Mae Trust Series 228 Class 1, 0%,
6/01/23 (m)		12	10,844
Fannie Mae Trust Series 378 Class 19, 5%,
6/01/35 (i)		3,983	610,718
Fannie Mae Trust Series 1990-123 Class M,
1.01%, 10/25/20 (i)		16	412
Fannie Mae Trust Series 1990-136 Class S,
0.015%, 11/25/20 (i)		10,276	13,449
Fannie Mae Trust Series 1991-38 Class N,
1.009%, 4/25/21 (i)		12	100
Fannie Mae Trust Series 1991-46 Class S,
1.403%, 5/25/21 (i)		72	4,081
Fannie Mae Trust Series 1991-87 Class S,
22.873%, 8/25/21 (a)		42	55,619
Fannie Mae Trust Series 1991-99 Class L,
0.93%, 8/25/21 (i)		91	2,089
Fannie Mae Trust Series 1991-139 Class PT,
0.648%, 10/25/21 (i)		167	2,959
Fannie Mae Trust Series 1991-167 Class D, 0%,
10/25/17 (m)		13	13,000
Fannie Mae Trust Series 1993-51 Class E, 0%,
2/25/23 (m)		54	45,799
Fannie Mae Trust Series 1993-70 Class A, 0%,
5/25/23 (m)		9	8,090

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed
Securities - Collateralized Mortgage		Par
Obligations		(000)	Value
Fannie Mae Trust Series 1994-23 Class PS,
10.92%, 4/25/23 (a)	USD	420	$428,895
Fannie Mae Trust Series 1997-50 Class SI,
1.20%, 4/25/23 (i)		281	10,558
Fannie Mae Trust Series 2004-90 Class JH,
1.828%, 11/25/34 (i)		19,875	1,120,991
Fannie Mae Trust Series 2005-5 Class PK, 5%,
12/25/34		2,285	2,310,367
Freddie Mac Multiclass Certificates Series 19
Class R, 9.757%, 3/15/20 (i)(n)		7	1,098
Freddie Mac Multiclass Certificates Series 75
Class R, 9.50%, 1/15/21 (a)(n)		- (l)	2
Freddie Mac Multiclass Certificates Series 75
Class RS, 19.015%, 1/15/21 (n)		- (l)	2
Freddie Mac Multiclass Certificates Series 173
Class R, 9.168%, 11/15/21 (a)(n)		9	9
Freddie Mac Multiclass Certificates Series 173
Class RS, 9%, 11/15/21 (i)(n)		- (l)	9
Freddie Mac Multiclass Certificates Series 176
Class M, 1.01%, 7/15/21 (i)		17	447
Freddie Mac Multiclass Certificates Series 192
Class U, 1.009%, 2/15/22 (i)		22	583
Freddie Mac Multiclass Certificates Series 200
Class R, 98.523%, 12/15/22 (i)(n)		1	11
Freddie Mac Multiclass Certificates Series
1043 Class H, 0.022%, 2/15/21 (i)		5,347	8,933
Freddie Mac Multiclass Certificates Series
1054 Class I, 0.435%, 3/15/21 (i)		55	1,047
Freddie Mac Multiclass Certificates Series
1056 Class KD, 1.085%, 3/15/21 (i)		47	1,269
Freddie Mac Multiclass Certificates Series
1057 Class J, 1.008%, 3/15/21 (i)		58	1,520
Freddie Mac Multiclass Certificates Series
1148 Class E, 0.593%, 10/15/21 (i)		147	3,164
Freddie Mac Multiclass Certificates Series
1179 Class O, 1.009%, 11/15/21 (i)		21	127
Freddie Mac Multiclass Certificates Series
1254 Class Z, 8.50%, 4/15/22 (i)		124	85
Freddie Mac Multiclass Certificates Series
1611 Class JC, 10%, 8/15/23 (a)		238	232,468
Freddie Mac Multiclass Certificates Series
1739 Class B, 0%, 2/15/24 (m)		61	61,131
Freddie Mac Multiclass Certificates Series
1831 Class PG, 6.50%, 3/15/11 (i)		120	5,864
Freddie Mac Multiclass Certificates Series
2611 Class QI, 5.50%, 9/15/32 (i)		4,997	662,918
Freddie Mac Multiclass Certificates Series
2684 Class SP, 4.986%, 1/15/33 (i)		410	54,179

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage		Par
	Obligations		(000)	Value
	Freddie Mac Multiclass Certificates Series
	3174 Class PZ, 5%, 1/15/36	USD	7,581	$6,964,855
	Freddie Mac Multiclass Certificates Series
	3208 Class PS, 4.586%, 8/15/36 (i)		1,983	224,044
	Freddie Mac Multiclass Certificates Series
	3316 Class SB, 4.729%, 8/15/35 (i)		362	33,963
	Total U.S. Government Agency Mortgage-
	Backed Securities - Collateralized Mortgage
	Obligations - 4.3%			12,956,901
	Non-U.S. Government Agency Mortgage-
	Backed Securities
Collateralized Mortgage	American Home Mortgage Assets Series 2006-6
Obligations - 9.3%	Class A1A, 1.585%, 12/25/46 (a)		370	146,285
	Bank of America Funding Corp. Series 2007-2
	Class 1A2, 6%, 3/25/37 (b)		1,100	668,256
	Bear Stearns Adjustable Rate Mortgage Trust Series
	2007-1 Class 2A1, 5.523%, 2/25/47 (a)		1,129	522,555
	Citicorp Mortgage Securities, Inc. Series 2006-5
	Class 1A3, 6%, 10/25/36		1,100	724,181
	Citigroup Mortgage Loan Trust, Inc. Series
	2005-4 Class A, 5.344%, 8/25/35 (a)(f)		4,725	3,227,685
	Collateralized Mortgage Obligation Trust Series
	40 Class R, 0.58%, 4/01/18 (i)(n)		123	123
	Collateralized Mortgage Obligation Trust Series
	42 Class R, 6%, 10/01/14 (i)(n)		18	1,146
	Countrywide Alternative Loan Trust Series
	2005-64CB Class 1A15, 5.50%, 12/25/35		1,700	1,176,998
	Countrywide Alternative Loan Trust Series
	2006-01A0 Class 1A1, 3.439%, 8/25/46 (a)		383	179,986
	Countrywide Alternative Loan Trust Series
	2006-0A21 Class A1, 1.643%, 3/20/47 (a)		1,044	432,201
	Countrywide Home Loan Mortgage Pass-
	Through Trust Series 2006-0A5 Class 2A1,
	1.595%, 4/25/46 (a)		442	170,880
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2007-10 Class A22, 6%, 7/25/37		1,218	572,392
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust
	Series 2003-3 Class 2A1, 5.50%, 10/25/33		1,297	1,107,746
	Deutsche Alt-A Securities, Inc. Alternate Loan
	Trust Series 2006-0A1 Class A1, 1.595%,
	2/25/47 (a)		524	214,809
	GSMPS Mortgage Loan Trust Series 1998-5 Class
	IO, 0.97%, 6/19/27 (i)		3,325	54,027
	GSR Mortgage Loan Trust Series 2005-AR4 Class
	6A1, 5.25%, 7/25/35 (a)		4,849	3,004,686
	GSR Mortgage Loan Trust Series 2006-0A1 Class
	2A1, 1.585%, 8/25/46 (a)		1,072	485,287

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-U.S. Government Agency Mortgage-		Par
	Backed Securities		(000)	Value
	GSR Mortgage Loan Trust Series 2006-AR1 Class
	2A1, 5.178%, 1/25/36	USD	1,060	$817,527
	Harborview Mortgage Loan Trust Series 2005-8
	Class 1A2A, 1.804%, 9/19/35 (a)		116	51,106
	Harborview Mortgage Loan Trust Series 2006-9
	Class 2A1A, 1.684%, 11/19/36 (a)		732	306,148
	Homebanc Mortgage Trust Series 2006-2 Class
	A1, 1.575%, 12/25/36 (a)		1,083	447,851
	IndyMac IMJA Mortgage Loan Trust Series 2007-
	A1 Class A4, 6%, 8/25/37		1,100	550,000
	JPMorgan Mortgage Trust Series 2007-S1 Class
	2A22, 5.75%, 3/25/37		1,097	884,024
	JPMorgan Mortgage Trust Series 2007-S2 Class
	1A15, 6.75%, 6/25/37		1,303	1,085,800
	Maryland Insurance Backed Securities Trust
	Series 2006-1A Class, 5.55%, 12/10/65 (n)		2,500	1,725,000
	Merrill Lynch Mortgage Investors, Inc. Series
	2006-A3 Class 3A1, 5.827%, 5/25/36 (a)(o)		1,038	464,488
	Residential Funding Securities LLC Series 2003-
	RM2 Class AI5, 8.50%, 5/25/33		6,345	6,401,766
	Salomon Brothers Mortgage Securities VII, Inc. Series
	2000-1 Class IO, 0.492%, 3/25/22 (i)		977	95
	Summit Mortgage Trust Series 2000-1 Class B1,
	6.782%, 12/28/12 (a)(n)		(l)	251
	WaMu Mortgage Pass-Through Certificates Series
	2007-0A4 Class 1A, 3.249%, 5/25/47 (a)		491	249,414
	WaMu Mortgage Pass-Through Certificates Series
	2007-0A5 Class 1A, 3.229%, 6/25/47 (a)		874	500,155
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-3 Class A9, 5.50%, 3/25/36		917	811,770
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR4 Class 2A4, 5.776%, 4/25/36 (a)(f)		300	168,401
	Wells Fargo Mortgage Backed Securities Trust Series
	2007-10 Class 1A21, 6%, 7/25/37		1,139	569,446
				27,722,485
Commercial Mortgage-Backed	Bear Stearns Commercial Mortgage Securities
Securities - 14.4%	Series 2005-PWR7 Class A2, 4.945%, 2/11/41		2,320	1,952,547
	CS First Boston Mortgage Securities Corp.
	Series 2002-CP5 Class A2, 4.94%, 12/15/35		2,970	2,478,693
	Citigroup Commercial Mortgage Trust Series
	2008-C7 Class A4, 6.299%, 12/10/49 (a)		2,020	1,345,647
	Citigroup/Deutsche Bank Commercial Mortgage
	Trust Series 2007-CD5 Class A4, 5.886%,
	11/15/44 (a)		3,075	1,994,548
	Commercial Mortgage Loan Trust Series 2008-
	LS1 Class A4B, 6.02%, 12/10/49 (a)		1,515	1,003,955
	Commercial Mortgage Pass-Through Certificates
	Series 2004-LB3A Class A3, 5.09%, 7/10/37 (a)		990	896,158

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-		Par
Backed Securities		(000)	Value
DLJ Commercial Mortgage Corp. Series 2000-
CKP1 Class A1B, 7.18%, 11/10/33	USD	2,273	$2,189,305
First Union National Bank Commercial Mortgage
Series 2000-C2 Class A2, 7.202%, 10/15/32		2,005	1,924,300
First Union-Lehman Brothers-Bank of America Series
1998-C2 Class D, 6.778%, 11/18/35		2,630	2,378,621
GE Capital Commercial Mortgage Corp. Series
2002-1A Class A3, 6.269%, 12/10/35		2,310	2,039,303
GMAC Commercial Mortgage Securities, Inc.
Series 2002-C3 Class A2, 4.93%, 7/10/39		2,580	2,167,103
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class A4, 4.547%, 12/10/41		2,475	2,118,271
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2001-C1 Class A3, 5.857%, 10/12/35		1,990	1,796,947
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2004-CBX Class A4, 4.529%, 1/12/37		2,380	2,042,623
LB-UBS Commercial Mortgage Trust Series 2004-
C4 Class A3, 5.249%, 6/15/29 (a)		2,530	2,292,393
LB-UBS Commercial Mortgage Trust Series 2005-
C5 Class A4, 4.954%, 9/15/30		4,625	3,394,819
Merrill Lynch Mortgage Trust Series 2004BPC1
Class A3, 4.467%, 10/12/41 (a)(o)		4,280	3,702,535
Morgan Stanley Capital I Series 1997-HF1 Class
X, 3.438%, 7/15/29 (i)		20	3
Morgan Stanley Capital I Series 2005-HQ6 Class
A4A, 4.989%, 8/13/42		1,520	1,117,122
Morgan Stanley Capital I Series 2005-T17 Class
A4, 4.52%, 12/13/41		2,695	2,156,000
Morgan Stanley Capital I Series 2007-IQ16 Class
A4, 5.809%, 12/12/49		160	102,958
Morgan Stanley Capital I Series 2007-T27 Class
A4, 5.803%, 6/13/42 (a)(f)		1,105	725,685
Morgan Stanley Capital I Series 2008-T29 Class
A4, 6.458%, 1/11/43 (a)		1,520	1,014,927
Wachovia Bank Commercial Mortgage Trust Series
2005-C21 Class A3, 5.384%, 10/15/44 (a)		940	837,033
Wachovia Bank Commercial Mortgage Trust Series
2006-C25 Class A4, 5.926%, 5/15/43 (a)		1,305	898,391
Wachovia Bank Commercial Mortgage Trust Series
2007-C33 Class A4, 6.10%, 2/15/51 (a)		1,105	710,160
			43,280,047
Total Non-U.S. Government Agency Mortgage-
Backed Securities - 23.7%			71,002,532
U.S. Government and Agency Obligations
Federal Home Loan Banks, 5.375%, 9/30/22 (j)		5,600	6,092,946
Federal Home Loan Banks, 5.25%, 12/09/22		700	753,284
Federal Home Loan Banks, 5.365%, 9/09/24 (j)		1,100	1,193,690

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	U.S. Government and Agency Obligations		(000)	Value
	Federal Housing Administration, General
	Motors Acceptance Corp. Projects, Series 37,
	7.43%, 5/01/22	USD	- (l)	$1
	Federal Housing Administration, General
	Motors Acceptance Corp. Projects, Series 44,
	7.43%, 8/01/22		72	72,041
	Federal Housing Administration, Merrill
	Projects, Series 29, 7.43%, 10/01/20 (o)		47	47,433
	Federal Housing Administration, Merrill
	Projects, Series 42, 7.43%, 9/25/22 (o)		47	46,848
	Federal Housing Administration, Reilly Project,
	Series B-11, 7.40%, 4/01/21		1,626	1,624,306
	Federal Housing Administration, Westmore
	Project, 7.25%, 4/01/21		1,609	1,607,040
	Overseas Private Investment Corp., 4.09%, 5/29/12		372	347,233
	Overseas Private Investment Corp., 4.30%,
	5/29/12 (a)		932	1,032,220
	Overseas Private Investment Corp., 4.64%, 5/29/12		787	882,035
	Overseas Private Investment Corp., 4.68%, 5/29/12		445	479,579
	Overseas Private Investment Corp., 4.87%, 5/29/12		3,379	3,824,629
	Resolution Funding Corp., 8.319%, 4/15/30 (p)		6,055	2,481,611
	U.S. Treasury Inflation Indexed Bonds, 2.375%,
	1/15/25 (j)		2,856	2,544,200
	U.S. Treasury Inflation Indexed Bonds, 2.375%,
	1/15/27		488	438,182
	U.S. Treasury Inflation Indexed Bonds, 1.75%,
	1/15/28 (j)		6,230	5,136,074
	U.S. Treasury Notes, 4.375%, 2/15/38		160	185,363
	U.S. Treasury Notes, 4.50%, 5/15/38 (j)		6,050	7,157,434
	Total U.S. Government and Agency Obligations - 12.0%			35,946,149
	Preferred Securities
Industry	Capital Trusts
Capital Markets - 0.5%	UBS Preferred Funding Trust I, 8.622% (a)(q)		2,000	1,511,344
Commercial Banks - 0.8%	RBS Capital Trust IV, 3.496% (a)(q)		525	200,398
	Royal Bank of Scotland Group Plc Series MTN,
	7.64% (a)(q)		2,600	1,256,167
	Wachovia Corp. Series K, 7.98% (a)(q)		1,350	969,016
				2,425,581
Diversified Financial	Bank of America Corp. Series K, 8% (a)(b)(q)		1,400	972,266
Services - 1.8%	Citigroup, Inc., 8.30%, 12/21/77 (a)(b)(e)		1,500	904,830
	JPMorgan Chase & Co., 7.90% (a)(q)		1,540	1,205,574
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37		3,265	2,399,638
				5,482,308
Insurance - 1.0%	The Allstate Corp., 6.50%, 5/15/57 (a)		2,150	1,207,135
	American International Group, Inc., 8.175%,
	5/15/58 (a)(f)		1,390	462,078
	Lincoln National Corp., 6.05%, 4/20/67 (a)		750	307,500
	Progressive Corp., 6.70%, 6/15/37 (a)		665	353,275
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		750	414,668

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Capital Trusts		(000)	Value
	ZFS Finance (USA) Trust V, 6.50%,
	5/09/67 (a)(f)	USD	575	$304,750
				3,049,406
	Total Preferred Securities - 4.1%			12,468,639
			Beneficial
	Other Interests (r)		Interest
Health Care Providers &	Critical Care Systems International, Inc. (n)		1,895	637
Services - 0.0%
	Total Other Interests - 0.0%			637
	Total Long-Term Investments
	(Cost - $455,729,934) - 132.0%			395,201,487
	Options Purchased		Contracts (s)
Call Swaptions	Receive a fixed rate of 5.47% and pay a floating rate
	based on 3-month LIBOR, expiring May 2012		12	2,179,117
	Receive a fixed rate of 4.88% and pay a floating rate based
	on 3-month LIBOR, expiring September 2013		26	1,911,702
	Receive a fixed rate of 4.705% and pay a floating rate based
	on the 3-month LIBOR, expiring November 2013		16	1,102,224
				5,193,043
Put Swaptions	Pay a fixed rate of 4.705% and receive a floating rate based
	on the 3-month LIBOR, expiring November 2013		16	397,104
	Pay a fixed rate of 4.88% and receive a floating rate based
	on 3-month LIBOR, expiring September 2013		26	589,966
	Pay a fixed rate of 5.47% and receive a floating rate
	based 3-month LIBOR, expiring May 2012		12	275,336
	Pay a fixed rate of 6.50% and receive a floating rate based
	on 3-month LIBOR, expiring September 2009		16	58,890
				1,321,296
	Total Options Purchased
	(Cost - $4,146,800) - 2.2%			6,514,339
	Total Investments Before TBA Sale
	Commitments and Options Written
	(Cost - $459,876,734*) - 134.2%			401,715,826
			Par
	TBA Sale Commitments		(000)
	Fannie Mae Guaranteed Pass-Through
	Certificates, 5%, 7/01/35 - 12/15/38	USD	(10,800)	(10,876,464)
	Fannie Mae Guaranteed Pass-Through
	Certificates, 5.50%, 12/01/13 - 1/15/39		(48,100)	(48,929,436)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	TBA Sale Commitments		(000)	Value
	Fannie Mae Guaranteed Pass-Through
	Certificates, 5.50%, 12/01/13 - 1/15/39	USD	(2,300)	$(2,341,713)
	Total TBA Sale Commitments
	(Proceeds - 61,204,320) - (20.8)%			(62,147,613)
	Options Written		Contracts (s)
Call Swaptions	Pay a fixed rate of 4.915% and receive a floating rate
	based on 3-month USD LIBOR, expiring November
	2010, Broker, Barclays Bank PLC		15	(2,151,120)
	Pay a fixed rate of 4.94% and receive floating rate
	based on 3-month LIBOR, expiring December 2008,
	Broker, Deutsche Bank AG		14	(2,146,648)
	Pay a fixed rate of 5.05% and receive a floating rate
	based on 3-month LIBOR, expiring May 2011, Broker,
	Citibank N.A.		15	(2,269,875)
	Pay a fixed rate of 5.08% and receive a floating rate
	based on 3-month LIBOR, expiring May 2011, Broker,
	The Goldman Sachs Group		6	(965,078)
	Pay a fixed rate of 5.325% and receive a floating rate
	based on 3-month LIBOR, expiring July 2013, Broker,
	JPMorgan Chase Bank N.A.		9	(793,040)
	Pay a fixed rated of 5.485% and receive a floating
	rate based on 3-month LIBOR, expiring October 2009,
	Broker, JPMorgan Chase Bank N.A.		5	(1,011,797)
	Pay a fixed rated of 5.67% and receive a floating rate
	based on 3-month LIBOR, expiring April 2010, Broker,
	Citibank N.A.		12	(2,512,724)
				(11,850,282)
Put Swaptions	Receive a fixed rate of 4.94% and pay a floating rate
	based on 3-month LIBOR, expiring December 2008,
	Broker, Deutsche Bank AG		14	(2,282)
	Receive a fixed rate of 4.915% and pay a floating rate
	based on 3-month USD LIBOR, expiring November
	2010, Broker, Barclays Bank Plc		15	(325,245)
	Receive a fixed rate of 5.05% and pay a floating rate
	based on 3-month LIBOR, expiring May 2011, Broker,
	Citibank N.A.		15	(360,915)
	Receive a fixed rate of 5.08% and pay a floating rate
	based on 3-month LIBOR, expiring May 2011, Broker,
	The Goldman Sachs Group		6	(146,752)
	Receive a fixed rate of 5.325% and pay a floating rate
	based on 3-month LIBOR, expiring July 2013, Broker,
	JPMorgan Chase Bank N.A.		9	(162,674)
	Receive a fixed rate of 5.485% and pay a floating rate
	based on 3-month LIBOR, expiring October 2009,
	Broker, JPMorgan Chase Bank N.A.		5	(32,801)

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts (s)	Value
Receive a fixed rate of 5.67% and pay a floating rate
based on 3-month LIBOR, expiring January 2010,
Broker, Citibank N.A.	12	$(72,317)
		(1,102,986)
Total Options Written
(Premiums Received - $6,663,315) - (4.3)%		(12,953,268)
Total Investments, Net of TBA Sale Commitments and
Options Written - 109.1%		326,614,945
Liabilities in Excess of Other Assets - (9.1)%		(27,180,016)
Net Assets - 100.0%		$299,434,929

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$460,006,710
Gross unrealized appreciation	$9,881,870
Gross unrealized depreciation	(68,172,754)
Net unrealized depreciation	$(58,290,884)

(a)	Variable rate security. Rate shown is as of report date.
(b)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts or swaps.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	All or portion of security has been pledged as collateral in connection with swaps.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	Represents a step bond. Rate shown is as of report date.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(j)	All or a portion of the security has been pledged as collateral in connection with reverse repurchase agreements.
(k)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(l)	Amount is less than $1,000.

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

(m)	Represents the principal-only portion of a mortgage-backed security.
(n)	Security is fair valued.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Gain /(Loss)	Income
Federal Housing
Administration, Merrill
Projects, Series 29, 7.43%,
10/01/20	-	$581	$(24)	$876
Federal Housing
Administration, Merrill
Projects, Series 42, 7.43%,
9/25/22	-	$625	$(28)	$865
Merrill Lynch Mortgage
Investors, Inc. Series 2006-A3
Class 3A1, 5.827%,
5/25/36	-	$26,035	$11,680	$15,141
Merrill Lynch Mortgage Trust
Series 2004BPC1 Class A3,
4.467%, 10/12/41	$3,124,400	-	-	$15,932
(p)	Represents a zero coupon bond. Rate shown is as of report date.
(q)	Security is perpetual in nature and has no stated maturity date.
(r)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(s)	One contract represents a notional amount of $1,000,000.
•

For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2008 were as follows:

Currency		Currency		Settlement	Unrealized
Purchased		Sold		Date	Depreciation
USD	700,112	EUR	554,500	12/10/08	$(4,196)
USD	298,531	GBP	195,000	12/10/08	(1,358)
Total					$(5,554)

•	Financial future contracts purchased as of November 30, 2008 were as follows:
			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Appreciation
	41	Long Gilt	March 2009	$7,145,861	$216,509
	176	30-Year U.S.
		Treasury Bond	December 2008	$20,672,084	1,954,916
	874	30-Year U.S.
		Treasury Bond	March 2009	$108,900,786	2,520,558
	Total				$4,691,983

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

•	Reverse repurchase agreements outstanding as of November 30, 2008 were as follows:

				Net
	Interest	Trade	Maturity	Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
JP Morgan Securities, Inc.	0.38519%	9/24/08	Open	$5,410,200	$5,405,782
JP Morgan
Securities, Inc.	1.45%	10/23/08	Open	1,053,183	1,051,531
Barclays Capital
Inc.	2.00%	11/13/08	12/11/08	10,147,761	10,132,000
JP Morgan
Securities, Inc.	0.39571%	11/25/08	Open	4,109,441	4,109,125
JP Morgan
Securities, Inc.	0.55%	11/25/08	Open	2,171,116	2,170,950
JP Morgan
Securities, Inc.	0.60%	11/25/08	Open	2,789,732	2,789,500
JP Morgan
Securities, Inc.	0.498%	11/28/08	Open	2,928,328	2,928,125
Total				$28,609,761	$28,587,013
•	Financial future contracts sold as of November 30, 2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
129	2-Year U.S.
	Treasury Bond	December 2008	$27,746,849	$(423,526)
705	2-Year U.S.
	Treasury Bond	March 2009	$152,058,607	(794,206)
881	5-Year U.S.
	Treasury Bond	December 2008	$99,249,816	(5,892,028)
1,118	5-Year U.S.
	Treasury Bond	March 2009	$129,137,874	(1,344,954)
Total				$(8,454,714)

•	Interest rate swaps outstanding as of November 30, 2008 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
Receive a fixed rate of 4.62377% and pay a
floating rate based on 3-month USD LIBOR

Broker, Credit Suisse International
Expires September 2009	USD	50,000	$1,000,142

Receive a fixed rate of 2.895% and pay a floating
rate based on 3-month USD LIBOR

Broker, Barclays Bank Plc
Expires September 2010	USD	33,600	481,984

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
Pay a fixed rate of 2.898% and receive a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires September 2010	USD	21,300	$(305,004)

Receive a fixed rate of 2.7425% and pay a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires October 2010	USD	53,200	572,385

Receive a fixed rate of 2.745% and pay a floating
rate based on 3-month USD LIBOR

Broker, Credit Suisse International
Expires October 2010	USD	42,500	459,251

Receive a fixed rate of 5% and pay a floating rate
based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires November 2010	USD	5,000	274,692

Receive a fixed rate of 5.025% and pay a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires November 2011	USD	3,200	248,445

Receive a fixed rate of 4.9034% and pay a floating
rate based on 3-month USD LIBOR

Broker, Barclays Bank Plc
Expires September 2012	USD	35,000	2,977,466

Receive a fixed rate of 3.66375% and pay a
floating rate based on 3-month USD LIBOR

Broker, Citibank N.A.
Expires April 2013	USD	7,500	291,710

Receive a fixed rate of 4.2825% and pay a floating
rate based on 3-month USD LIBOR

Broker, Credit Suisse International
Expires July 2013	USD	84,800	5,645,634

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
Receive a fixed rate of 3.6525% and pay a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires September 2013	USD	8,000	$325,390

Receive a fixed rate of 3.78% and pay a floating
rate based on 3-month USD LIBOR

Broker, Morgan Stanley Capital Services, Inc.
Expires November 2013	USD	18,400	850,325

Pay a fixed rate of 4.39919% and receive a
floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires October 2014	USD	27,500	(2,192,410)

Pay a fixed rate of 5.071% and receive a floating
rate based on 3-month LIBOR

Broker, UBS AG
Expires March 2017	USD	5,000	(727,902)

Pay a fixed rate of 5.85% and receive a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires June 2017	USD	1,000	(207,634)

Pay a fixed rate of 5.307% and receive a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires October 2017	USD	6,000	(1,016,001)

Receive a fixed rate of 4.564% and pay a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires October 2018	USD	10,000	1,202,533

Receive a fixed rate of 4.0975% and pay a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires October 2018	USD	11,800	952,642

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
Pay a fixed rate of 5.071% and receive a floating
rate based on 3-month LIBOR

Broker, UBS AG
Expires November 2018	USD	4,400	$(591,562)

Receive a fixed rate of 5.411% and pay a floating
rate based on 3-month LIBOR

Broker, JPMorgan Chase Bank N.A.
Expires August 2022	USD	9,405	2,374,988

Pay a fixed rate of 5.365% and receive a floating
rate based on 3-month USD LIBOR

Broker, Bank of America N.A.
Expires September 2027	USD	8,900	(2,849,029)

Pay a fixed rate of 5.0605% and receive a floating
rate based on 3-month USD LIBOR

Broker, Citibank N.A.
Expires November 2037	USD	6,900	(2,633,378)

Pay a fixed rate of 5.06276% and receive a
floating rate based on 3-month USD LIBOR

Broker, Citibank N.A.
Expires December 2037	USD	1,400	(534,527)

Pay a fixed rate of 4.785% and receive a floating
rate based on 3-month USD LIBOR

Broker, Citibank N.A.
Expires January 2038	USD	2,100	(688,523)

Pay a fixed rate of 4.8375% and receive a floating
rate based on the 3-month USD LIBOR

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2038	USD	6,100	(2,057,335)

Receive a fixed rate of 5.29750% and pay a
floating rate based on 3-month USD LIBOR

Broker, Citibank N.A.
Expires February 2038	USD	700	300,543

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
Receive a fixed rate of 5.1575% and pay a floating
rate based on 3-month USD LIBOR

Broker, Citibank N.A.
Expires June 2038	USD	6,000	$2,424,556

Pay a fixed rate of 4.57% and receive a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG
Expires September 2038	USD	5,700	(1,664,195)
Total			$4,915,186

•	Currency Abbreviations:
	EUR	Euro
	GBP	British Pound
	USD	U.S. Dollar

•	Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$752,589	$(3,762,731)
Level 2	324,007,302	(1,529,297)
Level 3	8,293,983	-
Total	$333,053,874	$(5,292,028)
* Other financial instruments are swaps, futures, foreign currency exchange contracts and options.

BlackRock Income Opportunity Trust, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities
Balance, as of September 1, 2008	$6,521,344
Accrued discounts/premiums	-
Realized gain (loss)	3
Change in unrealized appreciation (depreciation)	(673,342)
Net purchases (sales)	(116)
Net transfers in/out of Level 3	2,446,094
Balance, as of November 30, 2008	$8,293,983

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Opportunity Trust, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 20, 2009